Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Financial assets	$ 173,735	$ 168,785
Derivative assets
Disclosure of external credit grades [line items]
Financial assets	1,583	2,160
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Financial assets	1,556	2,124
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	402	596
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	1,080	1,430
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	74	98
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Financial assets	(828)	(883)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA
Disclosure of external credit grades [line items]
Financial assets	(219)	(293)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A
Disclosure of external credit grades [line items]
Financial assets	(598)	(575)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB
Disclosure of external credit grades [line items]
Financial assets	(11)	(15)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Financial assets	728	1,241
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	183	303
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	482	855
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	63	83
Derivative assets | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Financial assets	$ 27	$ 36